DEBT SECURITIES IN ISSUE (Details) £ in Millions, € in Billions, $ in Billions	Jun. 30, 2025 GBP (£)	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 EUR (€)
Debt Securities In Issue [Line Items]
Notional amount	£ 283,719			£ 269,212
Debt securities	42,202			35,673
Medium-term notes
Debt Securities In Issue [Line Items]
Debt securities	11,559			9,622
Euro €35bn Global Covered Bond Programme
Debt Securities In Issue [Line Items]
Notional amount | €		€ 35			€ 35		€ 35
Debt securities	19,164			17,211
US $20bn Commercial Paper Programmes
Debt Securities In Issue [Line Items]
Notional amount | $			$ 20			$ 20
Debt securities	4,382			3,274
Certificates of deposit
Debt Securities In Issue [Line Items]
Debt securities	1,611			1,196
Credit linked notes
Debt Securities In Issue [Line Items]
Credit linked notes	602			441
Securitisation programmes
Debt Securities In Issue [Line Items]
Debt securities	£ 4,884			£ 3,929